Intangible Assets, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Subtotal	$ 4,462,056	$ 4,671,732
Less: Accumulated amortization	(4,249,969)	(4,486,910)
Intangible assets, net	212,087	184,822
Patents
Subtotal	4,438,011	4,350,000
Software
Subtotal	24,045	31,126
Land use rights
Subtotal	$ 0	$ 290,606